SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
25.	SHARE BASED COMPENSATION

The Company adopted a long-term incentive plan (the "Plan") in July 2009 which was subsequently amended and restated. The Plan provides for the issuance of options of the Company's ordinary shares in the amount of up to 7,325,122. The options have a contractual life of seven years with the exception of certain options granted to an employee that can be exercised until October 1, 2013. From August 28, 2009 to September 15, 2009, options were granted to certain of the Company's administrative and management personnel to purchase in total 3,024,750 shares of the Company's ordinary shares at an exercise price of US$3.13 per share. On April 6, 2010, the exercise price of these share options was adjusted from US$3.13 per share to US$2.08 per share ("repricing"). The impact of this amendment of RMB5,132,052 was recognized during the year ended December 31, 2010 as a result of the IPO condition described below. The share options will generally vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date. For one employee, the share options will vest in a series of 36 successive equal monthly installments, on the last day of each month, commencing from October 1, 2008, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On September 28, 2011, the Company amended and restated the Plan to increase the maximum number of shares that may be issued under the Plan to 9,325,122.

On January 25, 2010, the Company granted to certain officers and employees options to purchase 726,250 ordinary shares of the Company at an exercise price of 85% of the initial public offering price per share. These options will vest in five successive equal annual installments on the last day of each year from January 25, 2010, provided that the personnel's service with the Company has not been terminated prior to each such vesting date. These share options were considered as not effectively granted until their exercise price was determined at US$2.08 on April 12, 2010.

From April 12, 2010 to April 26, 2010, the Company granted additional options to purchase 785,480 ordinary shares at an exercise price of US$2.08 per share to certain administrative and management personnel. The share options will generally vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

No portion of any of the above granted share options, even vested, may be exercised prior to and within the 180-day period following an effective initial public offering as defined in the Plan. Given the exercise restriction, the recognition of share-based compensation expense was delayed. Such expense of RMB14,651,329 accumulated from grant date was recognized at the time of the Company's initial public offering on May 14, 2010.

On March 11, 2011, the Company granted to certain officers and employees options to purchase 300,000 ordinary shares of the Company at an exercise price of US$5.65 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On May 3, 2011, the Company granted to one officer options to purchase 100,000 ordinary shares of the Company at an exercise price of US$6.50 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On October 1, 2011, the Company granted to certain officers and employees options to purchase 4,180,000 and 32,000 ordinary shares of the Company at an exercise price of US$1.42 per share, with which the share options will vest in 5 and 1 successive equal annual installments on the last day of each year from the grant date, respectively, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On November 3, 2011, the Company granted to one officer options to purchase 1,120,000 ordinary shares of the Company at an exercise price of US$1.42 per share. The share options will vest in 24 successive equal monthly installments on the last day of each month from October 1, 2011, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On December 21, 2012, the Company granted to certain officers options to purchase 160,000 ordinary shares of the Company at an exercise price of US$1.42 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from December 21, 2011 and February 1, 2012, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On August 13, 2013, the Company extended the expiration date of the stock options granted to an officer from October 1, 2013 to October 1, 2014. As a result of this modification, the Company recorded additional stock-based compensation expense of RMB 1,608,968 for the year ended December 31, 2013.

On October 1, 2013, the Company granted to an officer options to purchase 600,000 ordinary shares of the Company at an exercise price of US$4.38 per share, with which the share options will vest in 12 successive equal monthly installments on the last day of each month from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date. On October 1, 2013, the Company granted to certain employees options to purchase 680,000 ordinary shares of the Company at an exercise price of US$4.38 per share, with which the share options will vest in 3 and 5 successive equal annual installments on the last day of each year from the grant date, respectively, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

A summary of activity under the share-based compensation plan is as follow:

	Number of option outstanding	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(US$/share)	(in years)	(RMB)
Balance as of January 1, 2013	8,061,054	1.81
Granted	1,280,000	4.38
Exercise	(1,812,852)	2.03
Forfeited	(457,400)	1.80
Balance as of December 31, 2013	7,070,802	2.22	3.9	220,182,959

Vested and expected to vest as of December 31, 2013	6,397,878	2.20	2.9	200,060,309
Vested and exercisable as of December 31, 2013	3,219,030	1.94	3.1	105,644,209

The aggregate intrinsic value is calculated as the difference between the market price of ordinary shares, US$7.3 per share as of December 31, 2013 and the exercise prices of the options.

Total intrinsic value of options exercised as of December 31, 2011, 2012 and 2013 were nil, RMB14,454 and RMB76,736,538, respectively. The weighted average grant date fair value of options granted during the years ended December 31, 2011, 2012 and 2013 was RMB6.91, RMB5.6 and RMB23.32 per share, respectively.

A summary of non-vested shares activity under the share-based compensation plan is as follow:

	Number of option outstanding	Weighted-average fair value in grant date
		(RMB/share)
Non-vested at January 1, 2013	4,681,848	7.56
Granted	1,280,000	23.32
Vested	(2,084,116)	9.35
Forfeited	(25,960)	30.98
Non-vested at December 31, 2013	3,851,772	11.67

Expected to vest as of December 31, 2013	3,178,848	11.65

The total fair value of shares vested for the years ended December 31, 2011, 2012 and 2013 were RMB17,489,306, RMB8,928,354 and RMB18,548,052, respectively.

The share-based compensation expense for the year ended December 31, 2011, 2012 and 2013 was recorded in the respective items:

	As of December 31,
	2011	2012	2013
	RMB	RMB	RMB
Costs of revenues	725,651	947,428	505,036
Selling expenses	529,939	2,128,245	1,499,187
General and administrative expenses	8,623,534	14,267,437	15,987,983
Total	9,879,124	17,343,110	17,992,206

 As of December 31, 2013, the company had 7,070,802 options outstanding. Total share-based compensation expense, determined based on the fair value of the options on the grant dates including the incremental charge resulted from the repricing, extension of expired date, applying an estimated forfeiture rate of 10%, amounted to approximately RMB69,343,192 of which the amounts of RMB17,343,110 and RMB17,992,206 was recognized for the year ended December 31, 2012 and 2013, respectively.

As of December 31, 2013, the Company had unrecognized share-based compensation expense RMB26,011,873 related to non-vested share options. That deferred cost is expected to be recognized over a weighted-average period of 3.1 years. For the year ended December 31, 2013, total cash received from the exercise of share options is RMB17,551,472.

The fair value of options grant during the year ended December 31, 2013 is estimated on the date of grant using Black-Scholes model with the following assumptions:

2013

Expected volatility	87.8% - 96.3%
Expected dividend yield	0%
Expected terms	1.8 - 5.0
Risk-free interest rate	0.29% - 1.46%
Fair value per option at grant date (RMB)	20.4 - 28.14

The risk-free interest rate is based on the China government bond yield denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant.

The expected term is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

The Company has no history or expectation of paying dividends on its ordinary shares.

The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.